CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue
Sales (Note 18)	$ 9,718,308	$ 321,070	$ 17,397,974	$ 978,550
Excise taxes	420,537	0	1,350,997	0
Net revenue	9,297,771	321,070	16,046,977	978,550
Cost of sales
Cost of goods sold	8,264,137	300,785	15,682,564	856,073
Production costs	1,411,959	910,497	2,868,949	1,634,412
Depreciation of Health Canada license (Note 9)	919,947	880,542	2,759,842	1,908,930
Inventory write-down (Note 7)	2,823,978	0	2,823,978	0
Loss (gain) on changes in fair value of biological assets (Note 6)	432,859	(1,302,377)	(544,493)	(2,674,261)
Gross margin	(4,555,109)	(468,377)	(7,543,863)	(746,604)
Expenses
General and administrative (Note 19)	4,338,102	4,735,075	11,821,132	10,691,659
Sales and marketing	1,201,306	2,685,549	3,251,704	3,840,389
Research and development	1,179,065	92,568	3,412,943	273,521
Depreciation (Note 8 and 9)	428,813	336,461	925,396	484,529
Share-based payments (Note 13)	2,992,922	2,165,851	11,436,660	6,201,559
Total expenses	10,140,208	10,015,504	30,847,835	21,491,657
Loss from operations	(14,695,317)	(10,483,881)	(38,391,698)	(22,238,261)
Share of loss (income) from joint venture (Note 10)	1,201,650	(3,940,373)	(19,099,401)	(4,321,011)
Interest income	(220,711)	(222,740)	(1,023,848)	(747,240)
Other expenses	2,488,601	0	3,030,475	0
Loss on settlement of deferred payment (Note 4)	0	0	864,229	0
Fair value changes in financial assets	100,867	105,890	203,985	230,535
Deferred income tax recovery	(805,000)	0	(805,000)	(317,497)
NET LOSS AND COMPREHENSIVE LOSS	17,460,724	6,426,658	21,562,138	17,083,048
Net loss and comprehensive loss attributable to:
Emerald Health Therapeutics, Inc.	17,252,590	6,345,718	20,971,476	16,676,533
Non-controlling interest	208,134	80,940	590,662	406,515
Net loss	$ 17,460,724	$ 6,426,658	$ 21,562,138	$ 17,083,048
Net loss per common share
Basic and diluted (in dollars per share)	$ 0.12	$ 0.05	$ 0.150	$ 0.13
Weighted average number of common shares outstanding
Basic and diluted (in shares)	150,623,580	136,166,730	146,209,650	127,162,988